PROPERTY AND EQUIPMENT, NET - Schedule (Details) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Cost:
Property and equipment, gross	¥ 14,294		¥ 14,318
Less: Accumulated depreciation	8,456		7,727
Property and equipment net excluding construction in process	5,838		6,591
Construction in progress	259		193
Property and equipment, net	6,097	$ 859	6,784
Buildings
Cost:
Property and equipment, gross	791		843
Leasehold improvements
Cost:
Property and equipment, gross	11,053		10,952
Furniture, fixtures and equipment
Cost:
Property and equipment, gross	2,448		2,520
Motor vehicles
Cost:
Property and equipment, gross	¥ 2		¥ 3